Liabilities Subject to Compromise - Schedule of Aggregate Amount of Fixed Rate Notes (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
5.625% senior notes due 2021 [Member]
Debt Instrument [Line Items]
Fixed Rate Notes	R$ 2,427	R$ 2,427
5.75% senior notes due 2022 [Member]
Debt Instrument [Line Items]
Fixed Rate Notes	4,945	4,945
6.25% notes due 2016 [Member]
Debt Instrument [Line Items]
Fixed Rate Notes	908	908
4.375% notes due 2017 [Member]
Debt Instrument [Line Items]
Fixed Rate Notes	1,487	1,487
5.242% notes due 2017 [Member]
Debt Instrument [Line Items]
Fixed Rate Notes	989	989
5.875% notes due 2018 [Member]
Debt Instrument [Line Items]
Fixed Rate Notes	2,902	2,902
5.00% notes due 2019 [Member]
Debt Instrument [Line Items]
Fixed Rate Notes	2,962	2,962
4.625% notes due 2020 [Member]
Debt Instrument [Line Items]
Fixed Rate Notes	3,851	3,851
4.5% notes due 2025 [Member]
Debt Instrument [Line Items]
Fixed Rate Notes	1,916	1,916
New Notes [Member] | 9.75% senior notes due 2016 [Member]
Debt Instrument [Line Items]
Fixed Rate Notes	1,083	1,083
New Notes [Member] | 5.125% senior notes due 2017 [Member]
Debt Instrument [Line Items]
Fixed Rate Notes	2,273	2,273
New Notes [Member] | 9.500% senior notes due 2019 [Member]
Debt Instrument [Line Items]
Fixed Rate Notes	474	474
New Notes [Member] | 5.500% senior notes due 2020 [Member]
Debt Instrument [Line Items]
Fixed Rate Notes	R$ 6,099	R$ 6,099